Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Drawn	$ 795,066
Undrawn commitments	168,255
Other exposures	120,903
Total	1,084,224	$ 993,524
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	478,070
Undrawn commitments	105,686
Other exposures	37,653
Total	621,409	549,233
United States [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	103,091
Undrawn commitments	40,036
Other exposures	45,083
Total	188,210	176,036
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	51,118
Undrawn commitments	1,418
Other exposures	4,202
Total	56,738	53,521
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	35,007
Undrawn commitments	1,175
Other exposures	3,005
Total	39,187	37,969
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	29,523
Undrawn commitments	949
Other exposures	3,459
Total	33,931	32,954
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	11,794
Undrawn commitments	348
Other exposures	981
Total	13,123	13,673
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	22,871
Undrawn commitments	11,200
Other exposures	17,699
Total	51,770	45,885
Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	28,540
Undrawn commitments	1,720
Other exposures	1,160
Total	31,420	38,636
Latin America (other) [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	12,178
Undrawn commitments	1,077
Other exposures	392
Total	13,647	12,402
All other countries [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	22,874
Undrawn commitments	4,646
Other exposures	7,269
Total	34,789	33,215
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	486,658
Undrawn commitments	115,420
Other exposures	120,903
Total	722,981	640,308
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	422,825
Undrawn commitments	111,860
Other exposures	110,836
Total	645,521	564,844
Non retail [member] | AIRB portfolio [member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	170,514
Undrawn commitments	102,141
Other exposures	86,342
Total	358,997	344,032
Non retail [member] | AIRB portfolio [member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	18,472
Undrawn commitments	8,714
Other exposures	15,934
Total	43,120	38,726
Non retail [member] | AIRB portfolio [member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	233,839
Undrawn commitments	1,005
Other exposures	8,560
Total	243,404	182,086
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	63,833
Undrawn commitments	3,560
Other exposures	10,067
Total	77,460	75,464
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	53,013
Undrawn commitments	3,482
Other exposures	10,005
Total	66,500	66,472
Non retail [member] | Standardized portfolio [Member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	2,505
Undrawn commitments	71
Other exposures	62
Total	2,638	2,211
Non retail [member] | Standardized portfolio [Member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	8,315
Undrawn commitments	7
Total	8,322	6,781
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	308,408
Undrawn commitments	52,835
Total	361,243	353,216
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	221,010
Undrawn commitments	52,835
Total	273,845	261,080
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	174,635
Undrawn commitments	18,292
Total	192,927	179,916
Retail [member] | AIRB portfolio [member] | Qualifying revolving [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	14,598
Undrawn commitments	31,264
Total	45,862	45,885
Retail [member] | AIRB portfolio [member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	31,777
Undrawn commitments	3,279
Total	35,056	35,279
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	87,398
Total	87,398	92,136
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	47,715
Total	47,715	47,427
Retail [member] | Standardized portfolio [Member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	39,683
Total	$ 39,683	$ 44,709